Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual Equity Grant Timing
Employee and director equity award grants are made by the Compensation Committee during the normal course of committee meetings. Prior to each year, a schedule of committee meeting dates and activities, including planned equity grants, is approved by the Compensation Committee. Equity award grants are made at such meetings and effective on that date or at a specified future date, with any stock options issued at the closing price on the date of grant. From time to time, we may structure a new hire employment offer to include an equity grant with such grant being effective on the date of Compensation Committee approval or date of hire, if later.
The Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Notwithstanding the foregoing, the Compensation Committee had planned to issue nonqualified stock option awards to certain non-executive officers at its regularly scheduled meeting on December 16, 2024. However, at that time, the Corporation was engaging in a public offering of its stock in anticipation of a balance sheet repositioning. The Committee waited until the public offering was complete and information regarding the balance sheet repositioning was released (which occurred on December 20, 2024) before issuing the stock option grant on December 23, 2024. Therefore, during 2024, we did not grant stock options to our named executive officers, or any other person, during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

Award Timing Method	Prior to each year, a schedule of committee meeting dates and activities, including planned equity grants, is approved by the Compensation Committee. Equity award grants are made at such meetings and effective on that date or at a specified future date, with any stock options issued at the closing price on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false